DEBT AND BORROWING ARRANGEMENTS (Details 2) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Long-term debt
Issuance of long term debt	$ 4,000	€ 8,500	SFr 1,325	$ 3,537	$ 7,500
Gains (Losses) on Extinguishment of Debt	(320)
Long-term Debt, Fair Value	$ 31,308			$ 23,411
Debt instrument Average Rate (as a percent)	1.70%			2.20%
Fair value adjustment	$ (47)			$ 34
Debt Issuance Cost	(97)			(55)
Net charge on exchange, repayment or extinguishment of long-term debt					50
Long-term Debt	30,987			22,560
Less current portion	2,676			3,550
Long-term debt non current	28,311			19,010
Total interest paid	515			498	498
Maturities of Long-Term Debt
2016	2,676
2017	3,363
2018	3,296
2019	2,287
2020	$ 3,915
Swiss Franc Notes due 2017 [Member]
Long-term debt
Issuance of long term debt | SFr			200
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%
Swiss Franc Notes due 2022 [Member] [Domain]
Long-term debt
Issuance of long term debt | SFr			550
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.25%
Swiss Franc Notes due 2028 [Member] [Domain] [Domain]
Long-term debt
Issuance of long term debt | SFr			SFr 575
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.00%
euro notes due 2017[Member] [Domain]
Long-term debt
Issuance of long term debt | €		€ 2,000
Variable interest rate used	P3M	P3M	P3M
Basis spread on variable rate used (as a percent)	0.15%	0.15%	0.15%
euro notes due 2019 [Member] [Domain]
Long-term debt
Issuance of long term debt | €		€ 2,000
Variable interest rate used	P3M	P3M	P3M
Basis spread on variable rate used (as a percent)	0.23%	0.23%	0.23%
euro notes due 2023[Member] [Domain] [Domain]
Long-term debt
Issuance of long term debt | €		€ 1,500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.75%
euro notes due at 2027 [Member] [Domain]
Long-term debt
Issuance of long term debt | €		1,500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.125%
euro notes due 2035 [Member] [Domain]
Long-term debt
Issuance of long term debt | €		€ 1,500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.625%
Notes Due 2017 [Member]
Long-term debt
Issuance of long term debt	$ 750
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.875%
Notes due 2020 [Member]
Long-term debt
Issuance of long term debt	$ 1,500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.875%
Notes Due 2025 [Member]
Long-term debt
Issuance of long term debt	$ 1,750
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	2.875%
Total principal notes due September 1, 2015 [Member]
Long-term debt
Issuance of long term debt				$ 1,000
Variable interest rate used				P3M
Basis spread on variable rate used (as a percent)				0.01%
Total principal Euro notes due September 22, 2022 [Member]
Long-term debt
Issuance of long term debt				$ 1,015
Fixed interest rate (as a percent)				1.125%
Total principal Euro notes due September 22, 2026 [Member]
Long-term debt
Issuance of long term debt				$ 1,522
Fixed interest rate (as a percent)				1.875%
Total principal notes due March 5, 2015
Long-term debt
Issuance of long term debt					$ 500
Variable interest rate used					P3M
Basis spread on variable rate used (as a percent)					0.02%
Total principal notes due variable Nov 1, 2016 [Member]
Long-term debt
Issuance of long term debt					$ 500
Variable interest rate used					P3M
Basis spread on variable rate used (as a percent)					0.10%
Total principal notes due fixed Nov 1, 2016 [Member] [Member]
Long-term debt
Issuance of long term debt					$ 500
Fixed interest rate (as a percent)					0.75%
Total principal notes due April 1, 2018
Long-term debt
Issuance of long term debt					$ 1,250
Fixed interest rate (as a percent)					1.15%
Total principal notes due November 1, 2018
Long-term debt
Issuance of long term debt					$ 1,250
Fixed interest rate (as a percent)					1.65%
Total principal notes due November 1, 2020
Long-term debt
Issuance of long term debt					$ 1,250
Fixed interest rate (as a percent)					2.45%
Total principal notes due April 1, 2023
Long-term debt
Issuance of long term debt					$ 750
Fixed interest rate (as a percent)					2.50%
Total principal notes due November 1, 2023
Long-term debt
Issuance of long term debt					$ 1,500
Fixed interest rate (as a percent)					3.20%
U.S. dollar notes due 2016-2093
Long-term debt
Debt instrument Average Rate (as a percent)	2.10%			1.80%
Long-term Debt	$ 15,899			$ 17,433
U.S. dollar debentures due 2017-2098
Long-term debt
Debt instrument Average Rate (as a percent)	3.90%			3.90%
Long-term Debt	$ 2,122			$ 2,157
U.S. dollar zero coupon notes due in 2020
Long-term debt
Debt instrument Average Rate (as a percent)	8.40%			8.40%
Unamortized discounts as of the acquisition date	$ 23			$ 28
Long-term Debt	$ 148			$ 143
Euro notes due 2017 - 2027 [Member]
Long-term debt
Debt instrument Average Rate (as a percent)	0.60%			3.70%
Long-term Debt	$ 11,364			$ 2,468
Swiss franc notes due 2017 - 2028 [Member]
Long-term debt
Debt instrument Average Rate (as a percent)	0.90%			0.00%
Long-term Debt	$ 1,291			$ 0
Other, due through 2098
Long-term debt
Debt instrument Average Rate (as a percent)	4.20%			4.00%
Long-term Debt	$ 307			$ 380
Other, due through 2031
Long-term debt
Long-term Debt	156
Assumed long term debt | Coca-Cola Enterprises Inc.
Long-term debt
Fair value adjustment related to the debt assumed	$ 411			464
Fair value adjustments weighted-average amortization period (in years)	20	20	20
upon maturity
Long-term debt
Extinguishment of long-term debt	$ 3,500			$ 1,000	$ 1,250
Prior to Maturity
Long-term debt
Extinguishment of long-term debt	2,039				2,154
Gains (Losses) on Extinguishment of Debt	(320)
Prior to Maturity | Notes due on November 15 2017 [Domain]
Long-term debt
Extinguishment of long-term debt	$ 1,148
Extinguishment of Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.35%
Prior to Maturity | Notes due on March 15 2019 [Domain] [Domain]
Long-term debt
Extinguishment of long-term debt	$ 891
Extinguishment of Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.875%
Prior to Maturity | Total principal notes due August 15, 2013
Long-term debt
Extinguishment of long-term debt					$ 225
Extinguishment of Debt, Interest Rate, Stated Percentage					5.00%
Prior to Maturity | Total principal notes due March 3, 2014
Long-term debt
Extinguishment of long-term debt					$ 675
Extinguishment of Debt, Interest Rate, Stated Percentage					7.375%
Prior to Maturity | Total principal notes due March 15, 2014
Long-term debt
Extinguishment of long-term debt					$ 900
Extinguishment of Debt, Interest Rate, Stated Percentage					3.625%
Prior to Maturity | Total principal notes due March 1, 2015
Long-term debt
Extinguishment of long-term debt					$ 354
Extinguishment of Debt, Interest Rate, Stated Percentage					4.25%